10. Line of Credit - Bank (Annual) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Line Of Credit - Bank
Cancel Line of Credit	$ 500,000
Proceeds from Bank Debt		$ 500,000
Line of Credit Facility, Interest Rate at Period End	3.00%
Cash Collateral for Borrowed Securities	$ 500,000